Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Instruments Not Measured at Fair Value
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2019		December 31, 2018
	Carrying amounts RMB million	Fair values RMB million	Carrying amounts RMB million	Fair values RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	1,274	1,274	1,247	1,247
Financial asset at fair value through profit or loss	121	121	96	96
Derivative financial assets	70	70	223	223
Deposits relating to aircraft held under leases included in other non-current assets	156	148	177	154

Total	1,621	1,613	1,743	1,720

Financial liabilities
Derivative financial liabilities	23	23	29	29
Long-term borrowings	26,604	23,754	25,867	25,875
Lease liabilities	94,685	89,491	—	—
Obligations under finance leases	—	—	68,063	64,521

Total	121,312	113,268	93,959	90,425

Summary of Significant Unobservable Inputs to the Valuation of Financial Instruments Together with a Quantitative Sensitivity Analysis
Set out below is a summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2019 and 2018:

	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	2019: 20% to 35% (2018: 19% to 41%)	1% (2018: 1%) increase/decrease in multiple would result in increase/ decrease in fair value by RMB11 million (2018: RMB11 million)

Disclosure of Fair Value of Financial Instruments
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets and liabilities measured at fair value:

As at December 31, 2019
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	496	—	778	1,274
Derivative financial assets
-Interest rate swaps	—	70	—	70
Financial asset at fair value through profit or loss	121	—	—	121

Total	617	70	778	1,465

Liabilities
Derivative financial liabilities
-Forward currency contracts	—	23	—	23

Total	—	23	—	23

As at December 31, 2018

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Equity investments designated at fair value through other comprehensive income	510	—	737	1,247
Derivative financial assets
-Interest rate swaps	—	223	—	223
Financial asset at fair value through profit or loss	96	—	—	96

Total	606	223	737	1,566

Liabilities
Derivative financial liabilities
-Forward currency contracts	—	29	—	29

Total	—	29	—	29

At fair value [member]
Statement [LineItems]
Disclosure of Fair Value of Financial Instruments
Assets and liabilities for which fair values are disclosed:
As at December 31, 2019

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	148	—	148

Liabilities
Long-term borrowings	2,897	20,857	—	23,754
Lease liabilities	—	89,491	—	89,491

	2,897	110,496	—	113,393

As at December 31, 2018

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	154	—	154

Liabilities
Long-term borrowings	2,861	23,014	—	25,875
Obligations under finance leases	—	64,521	—	64,521

	2,861	87,535	—	90,396